SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jul. 04, 2021	Jan. 03, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization and Reverse Merger Transaction
Revision of Prior Financial Statements
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of BT Brands, Inc., and its subsidiaries (the “Company”, “we”, “our”, “us”, or “BT Brands”) and have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. All intercompany accounts and transactions have been eliminated in consolidation and have been prepared on a basis consistent in all material respects with the accounting policies for the fiscal year ended January 3, 2021. In our opinion, all adjustments, which are normal and recurring in nature, necessary for a fair presentation of our financial position and results of operation have been included. Operating results for interim periods are not necessarily indicative of the results that may be expected for a full fiscal year.

The accompanying Condensed Consolidated Balance Sheet as of July 4, 2021, does not include all of the disclosures required by GAAP. These interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements as of January 3, 2021, and the related notes thereto included in the Company’s Form 10-K for the fiscal year ended January 3, 2021.

Business

The Company currently operates company-owned fast-food restaurants called Burger Time. The Company also operates one unit in Minnesota as a franchisee of International Dairy Queen. The Company operates three Burger Time locations in Minnesota, four in North Dakota, and two in South Dakota. The Company closed a store in Richmond, Indiana during 2018 which is listed for sale. There were a total of ten operating restaurants on July 4, 2021.

The Company’s Dairy Queen store is operated pursuant to the terms of a franchise agreement with International Dairy Queen. The Company is required to pay regular royalty and advertising payments to the franchisor and to remain in compliance with the terms of the franchise agreement.

The Company

BT Brands, Inc. (the “Company”) was incorporated as Hartmax of NY Inc. on January 19, 2016, with the objective of acquiring an operating entity. Effective on July 30, 2018, the Company acquired 100% of the ownership BTND, LLC. in exchange for common stock in the Company through a Share Exchange Agreement (“Share Exchange”) with members of BTND, LLC (“BTND”).

Principles of Consolidation
Fiscal Year

The Company’s fiscal year is a 52/53-week year, ending on the Sunday closest to December 31. Most years consist of four 13-week accounting periods comprising the 52-week year. All references to years in this report refer to the 26-week periods in the respective fiscal year periods. Fiscal 2021 is a 52-week year ending January 2, 2022.

Reverse Stock Split
Fair Value of Financial Instruments
Cash	For purposes of reporting cash and cash flows, cash is net of outstanding checks and includes, amounts on deposit at banks and deposits in transit.
Revenue Recognition
Receivables	Receivables consist mainly of rebates due from a primary vendor.
Inventory	Inventory consists of food, beverages and supplies and is stated at lower of cost (first-in, first-out method) or net realizable value.
Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives which range from three to thirty years.

The Company reviews long-lived assets to determine if the carrying value of these assets may not be recoverable based on estimated cash flows. Assets are reviewed at the lowest level for which cash flows can be identified, which is at the restaurant level. In determining future cash flows, significant estimates are made by the Company with respect to future operating results of each restaurant over its remaining life. If such assets are considered impaired, the impairment to be recognized is measured by the amount by which the carrying value of the assets exceeds the fair value of the assets.

Assets Held for Sale

From time-to-time the Company may sell an existing operating unit or may close an operating unit and list the property for sale. A property in the St. Louis area was written-off in 2020 and certain signage originally purchased for use in that location has been used in other locations In September of 2018 the Company closed an operating Burger Time unit in Richmond, Indiana and the Richmond property is listed for sale. In the second quarter of fiscal 2019 it was concluded to record a charge of $93,488 for impairment of the value of the Richmond location and in the second quarter of 2020 an additional $100,000 impairment charge was recorded. The Company believes the Richmond property will be sold at or above its current carrying cost of assets held for sale.

Advertising and Marketing Costs
Income Taxes

We provide for income taxes under (Accounting Standards Codification (ASC), 740), Accounting for Income Taxes. ASC 740 using an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. Deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. The deferred tax assets are reviewed periodically for recoverability and valuation allowances are adjusted, as necessary. As of July 4, 2021, the Company estimates a current tax provision for federal and state income taxes at the combined statutory rate of approximately 27.5%

The Company currently has no accrued interest or penalties relating to any income tax obligations. The Company currently has no federal or state examinations in progress, nor has it had any federal or state tax examinations since its inception and all periods since inception remain open for examination.

Per Common Share Amounts

Net income per common share is computed pursuant to section 260-10-45 of the FASB ASC. Basic net income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. Diluted net income per share is computed by dividing net income by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. Common stock equivalents are excluded from the computation of diluted net income if their effect would be anti-dilutive. There were no potentially dilutive shares outstanding as of the periods ending in 2021 and 2020, as the strike price for warrants outstanding was above the fair market price of the underlying stock in both periods.

Other Assets

Other assets are the allocated fair value of the acquired Dairy Queen franchise agreement related to the Company’s location in Ham Lake, Minnesota, which is being amortized over an estimated useful life of 14 years.

Restaurant Pre-opening expenses
Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material.

Segment Reporting
Paycheck Protection Program and Liquidity and Capital Resources

For the 26 weeks ended July 4, 2021, the Company earned an after-tax profit of $347,440. At July 4, 2021, the Company had $1,720,917 in cash and working capital of $898,303 an increase of $526,610 from the year-end.

Covid-19 and its various variants are expected to continue to have a significant adverse impact on the United States economy. It is difficult to predict either the ultimate impact of the virus and governmental responses on the Company’s operating results and financial condition.

In June 2021, the Company completed a refinancing of substantially all of its property mortgages lowering the nominal mortgage rate to a 10-year fixed rate of 3.45% from 4.75%. In May 2020, the Company received pandemic-related loans totaling $487,900 of that amount, $460,400 was borrowed under the Small Business Administration’s Payroll Protection Program under the terms of the program, the loans were forgiven in 2020, and the amount of the loan forgiveness was accounted for as a “grant” and is in included in other income for the six-month ended June 28, 2020. In May 2020, the Company also borrowed $27,500 at no interest under the Minnesota Small Business Emergency Loan Program. Under certain conditions related to continues employment at the Company’s Dairy Queen location the remaining balance of this note may be converted to a Grant.